ASSETS CLASSIFIED AS HELD FOR SALE	6 Months Ended
Jun. 30, 2018
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]

3. assets held for sale

In July 2018, Brookfield Renewable, along with its institutional partners, entered into an agreement to sell its controlling interest in a 178 MW wind and solar portfolio in South Africa (“South Africa Portfolio”) for a total consideration of ZAR 2,031 million (approximately $166 million – Brookfield Renewable’s share totaling approximately $50 million). The transaction is subject to closing conditions, including regulatory and lender approvals. Brookfield Renewable holds a 31% economic interest and 100% voting interest in the South Africa Portfolio. The proportionate amount of consideration attributable to the institutional partners upon the closing of the transaction approximates their economic interest in the South Africa Portfolio. Each of the project entities included in the South Africa Portfolio contain additional non-controlling economic interest ranging between 30% and 49%.

The carrying amounts of the assets and directly associated liabilities classified as held for sale are $799 million and $563 million, respectively, as at June 30, 2018. These carrying amounts have been presented separately in the consolidated statement of financial position. A revaluation of the South Africa Portfolio was performed in accordance with our accounting policy election to apply the revaluation method. The cumulative amount recognized in other comprehensive income relating to limited partners’ equity for the South Africa Portfolio is $13 million.

Brookfield Renewable continues to consolidate and recognize, in the consolidated statements of income, consolidated statements of comprehensive income (loss), and the consolidated statements of cash flows, the revenues, expenses and cash flows associated with the assets. Non-current assets classified as held for sale are not depreciated.

The major items of assets and liabilities reclassified as held for sale are as follows:

(MILLIONS)
Assets
Cash and cash equivalents	$18
Restricted cash	20
Trade receivables and other current assets	16
Property, plant and equipment, at fair value	651
Goodwill	23
Other long-term assets	71
Assets held for sale	$799
Liabilities
Current liabilities	$32
Long-term debt	378
Other long-term liabilities	153
Liabilities directly associated with assets held for sale	$563